Commitments and Contingencies - Future Minimum Payments Agreements (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Total
2020	¥ 16,557
2021	3,545
2022	1,744
2023 and thereafter	110
Total	¥ 21,956